united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Counterpoint High Yield Trend ETF

(HYTR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.counterpointfunds.com. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$30	0.60%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint High Yield Trend ETF - NAV
CP High Yield Trend Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,344
$10,010
$9,567
01/21/20
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Counterpoint High Yield Trend ETF - NAV	CP High Yield Trend Index	Bloomberg U.S. Aggregate Bond Index
01/21/20	$10,000	$10,000	$10,000
06/30/20	$9,262	$9,285	$10,525
06/30/21	$10,165	$10,257	$10,490
06/30/22	$9,439	$9,587	$9,410
06/30/23	$9,328	$9,575	$9,322
06/30/24	$10,010	$10,344	$9,567

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (January 21, 2020)
Counterpoint High Yield Trend ETF - NAV	2.26%	7.31%	0.02%
Counterpoint High Yield Trend ETF - Market Price	2.16%	7.21%	0.02%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.99%
CP High Yield Trend Index	2.50%	8.03%	0.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,535,722
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.6%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.7%
iShares iBoxx High Yield Corporate Bond ETF	30.0%
SPDR Bloomberg High Yield Bond ETF	29.9%

Material Fund Changes

Effective April 29, 2024, the Fund changed its name to "Counterpoint High Yield Trend ETF" from "CP High Yield Trend ETF".

Counterpoint High Yield Trend ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.counterpointfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HYTR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint High Yield Trend ETF

HYTR

Semi-Annual Financial Statements

June 30, 2024

1-844-509-2775
www.counterpointfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

COUNTERPOINT HIGH YIELD TREND ETF

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	FIXED INCOME - 99.6%
93,431	iShares Broad USD High Yield Corporate Bond ETF	$3,389,677
33,199	iShares iBoxx High Yield Corporate Bond ETF	2,560,971
27,097	SPDR Bloomberg High Yield Bond ETF	2,554,434
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,333,678)	8,505,082

	TOTAL INVESTMENTS - 99.6% (Cost $8,333,678)	$8,505,082
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	30,640
	NET ASSETS - 100.0%	$8,535,722

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2024

ASSETS
Investment securities:
At cost	$8,333,678
At fair value	$8,505,082
Cash	14,753
Receivable due from advisor	16,438
Receivable for securities lending	346
Prepaid expenses and other assets	15,733
TOTAL ASSETS	8,552,352

LIABILITIES
Payable to related parties	6,123
Accrued expenses and other liabilities	10,507
TOTAL LIABILITIES	16,630
NET ASSETS	$8,535,722

NET ASSETS CONSIST OF:
Paid in capital	$9,830,100
Accumulated losses	(1,294,378)
NET ASSETS	$8,535,722

NET ASSET VALUE PER SHARE:
Net Assets	$8,535,722
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	400,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$21.34

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends	$210,411
Securities lending income	3,827
TOTAL INVESTMENT INCOME	214,238

EXPENSES
Investment advisory fees	18,934
Administrative services fees	34,879
Professional fees	26,559
Compliance officer fees	7,958
Trustees fees and expenses	7,933
Custodian fees	6,213
Printing and postage expenses	5,919
Transfer agent fees	5,495
Insurance expense	1,243
Other expenses	6,690
TOTAL EXPENSES	121,823

Less: Fees waived/expenses reimbursed by the adviser	(99,060)

NET EXPENSES	22,763

NET INVESTMENT INCOME	191,475

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(169)
Net change in unrealized depreciation on investments	(10,663)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,832)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,643

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$191,475	$379,368
Net realized loss on investments	(169)	(179,537)
Net realized gain on in-kind redemptions	-	62,506
Net change in unrealized appreciation (depreciation) on investments	(10,663)	196,089
Net increase in net assets resulting from operations	180,643	458,426

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(194,075)	(381,910)
Decrease in net assets resulting from distributions to shareholders	(194,075)	(381,910)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	2,668,622	2,117,729
Payments for shares redeemed	-	(3,628,085)
Net increase (decrease) in net assets resulting from shares of beneficial interest	2,668,622	(1,510,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,655,190	(1,433,840)

NET ASSETS
Beginning of Period	5,880,532	7,314,372
End of Period	$8,535,722	$5,880,532

SHARE ACTIVITY
Shares Sold	125,000	100,000
Shares Redeemed	-	(175,000)
Net increase (decrease) in shares of beneficial interest outstanding	125,000	(75,000)

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period Ended December 31, 2020 (1)
Net asset value, beginning of period	$21.38		$20.90	$23.85	$24.07	$25.00

Income from investment operations:
Net investment income (2)	0.54		1.12	0.24	0.79	0.71
Net realized and unrealized gain (loss) on investments	(0.06)		0.52	(2.93)	(0.13)	(0.91)
Total from investment operations	0.48		1.64	(2.69)	0.66	(0.20)

Less distributions from:
Net investment income	(0.52)		(1.16)	(0.26)	(0.81)	(0.72)
Return of capital	-		-	-	(0.07)	(0.01)
Total distributions	(0.52)		(1.16)	(0.26)	(0.88)	(0.73)

Net asset value, end of period	$21.34		$21.38	$20.90	$23.85	$24.07

Market price, end of period	$21.34		$21.40	$20.89	$23.84	$24.07

Total return (3)	2.26	%(4)	8.13%	(11.31)%	2.79%	(0.70	)%(4)

Market Price Total return (3)	2.16	%(4)	8.29%	(11.31)%	2.75%	(0.69	)%(4)

Net assets, at end of period (000s)	$8,536		$5,881	$7,314	$10,134	$12,635

Ratio of gross expenses to average net assets (6,9)	3.21	%(5)	3.27%	2.73%	1.94%	1.91	%(5)
Ratio of net expenses to average net assets (6)	0.60	%(5)	0.60%	0.60%	0.60%	0.60	%(5)
Ratio of net investment income to average net assets (7)	5.05	%(5)	5.38%	1.10%	3.28%	3.17	%(5)

Portfolio Turnover Rate (8)	1	%(4)	547%	439%	255%	561	%(4)

(1)	The Counterpoint High Yield Trend ETF commenced operations on January 21, 2020.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2024

1.	ORGANIZATION

The Counterpoint High Yield Trend ETF, formerly the “CP High Yield Trend ETF” (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”). The Fund commenced operations on January 21, 2020. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,505,082	$-	$-	$8,505,082
Total	$8,505,082	$-	$-	$8,505,082

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds Risk – ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Fund’s December 31, 2021, to December 31, 2023, tax returns or expected to be taken in the Fund’s December 31, 2024, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $55,010 and $47,150, respectively.

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $2,654,610 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Fund incurred $18,934 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 1, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes and extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser. During the six months ended June 30, 2024, the Adviser waived fees in the amount of $99,060. As of June 30, 2024, the total amount of previously waived fees is $524,139, of which $144,900 is subject to recapture by December 31, 2024, $190,466 is subject to recapture by December 31, 2025, and $188,773 is subject to recapture by December 31, 2026.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of June 30, 2024 the Plan has not been activated. For the six months ended June 30, 2024, the Fund did not incur any distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,519,330	$171,404	$(185,652)	$(14,248)

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2023, and December 31, 2022, were as follows:

	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
Ordinary Income	$381,910	$95,405
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$381,910	$95,405

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$71	$-	$-	$(1,277,432)	$-	$(3,585)	$(1,280,946)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$1,262,238	$15,194	$1,277,432	$-

Permanent book and tax differences, primarily attributable to the realized gain/(loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid In Capital	Accumulated Deficit
$(106,863)	$106,863

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses

COUNTERPOINT HIGH YIELD TREND ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended June 30, 2024, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$1,000	$-

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF, the iShares iBoxx High Yield Bond ETF and the SPDR Bloomberg High Yield Bond ETF. The Fund may redeem its investment in the above-mentioned funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the above mentioned funds. The financial statements of the above-mentioned funds, including their portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of the net assets invested in each fund were as follows.

Underlying Investment	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.71%
iShares iBoxx High Yield Corporate Bond ETF	30.00%
SPDR Bloomberg High Yield Bond ETF	29.93%

9.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. As of June 30, 2024 there were no securities on loan.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley

Brian Curley

Principal Executive Officer

Date:	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley

Brian Curley

Principal Executive Officer

Date:	9/3/2024

By	/s/ Richard Gleason

Richard Gleason

Principal Financial Officer

Date:	9/3/2024